Principal Accounting Policies - Summary of Restatements to Condensed Statements of Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations		¥ (191,435)	¥ (336,095)	¥ (102,576)
Gain on disposal of available-for-sale debt investments	[1]			573,860
Income/(loss) before tax from continuing operations	[1]	(196,113)	(252,485)	543,228
Income tax expense	[1]	70,394	(20,581)	(115,583)
Net income/(loss) from continuing operations		(125,719)	(273,066)	427,645
Parent Company
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations		(16,945)	(16,556)	(39,303)
Gain on disposal of available-for-sale debt investments				573,860
Total other non-operating loss				(57,582)
Income/(loss) before tax from continuing operations		(174,009)	¥ (205,701)	476,975
Income tax expense		¥ 64,357		(96,606)
Net income/(loss) from continuing operations				380,369
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations				(102,576)
Gain on disposal of available-for-sale debt investments				477,254
Income/(loss) before tax from continuing operations				446,622
Income tax expense				(18,977)
Net income/(loss) from continuing operations				427,645
As Previously Reported | Parent Company
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations				(39,303)
Gain on disposal of available-for-sale debt investments				477,254
Total other non-operating loss				(57,582)
Income/(loss) before tax from continuing operations				380,369
Net income/(loss) from continuing operations				380,369
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of available-for-sale debt investments				96,606
Income/(loss) before tax from continuing operations				96,606
Income tax expense				(96,606)
Adjustments | Parent Company
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of available-for-sale debt investments				96,606
Income/(loss) before tax from continuing operations				96,606
Income tax expense				¥ (96,606)

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.